Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets
The following is a summary of intangible assets, net:

	As of December 31,
	2015	2016
Cost	RMB	RMB
Domain names and trademarks	1,642,175	1,642,844
Technology	215,065	215,065
Customer relationship	25,616	25,616
Total	1,882,856	1,883,525
Accumulated amortization
Domain names and trademarks	(86,717)	(259,971)
Technology	(25,859)	(72,566)
Customer relationship	(7,555)	(18,760)
Total	(120,131)	(351,297)
Net book value	1,762,725	1,532,228

Schedule of Estimated Future Amortization Expense of Intangible Assets
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
For the year ended December 31, 2016
2017	224,266
2018	221,661
2019	218,584
2020	174,247
2021	171,873
Thereafter	521,597
Total	1,532,228